PROPERTY, PLANT, AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Depreciation	$ 429,910	$ 363,141
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation	$ 133,000	$ 133,000	$ 500,000	$ 500,000